Premises and equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment
Premises and Equipment

Note 14 - Premises and equipment

The premises and equipment are stated at cost less accumulated depreciation and amortization as follows:

(In thousands)	Useful life in years	2017	2016
Land		$120,519	$120,519
Buildings	10-50	523,438	516,758
Equipment	2-10	319,394	309,294
Leasehold improvements	3-10	77,915	76,637
		920,747	902,689
Less - Accumulated depreciation
and amortization		524,901	514,892
Subtotal		395,846	387,797
Construction in progress		30,777	35,665
Total premises and equipment, net		$547,142	$543,981

Depreciation and amortization of premises and equipment for the year 2017 was $48.4 million (2016 -$46.9 million; 2015 - $47.5 million), of which $23.7 million (2016 - $22.6 million; 2015 - $22.9 million) was charged to occupancy expense and $24.7 million (2016 - $24.3 million; 2015 - $24.6 million) was charged to equipment, communications and other operating expenses. Occupancy expense is net of rental income of $26.6 million (2016 - $27.8 million; 2015 - $28.1 million).